Prepayments and Other Current Assets (Details) $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepayments and Other Current Assets
Guarantee payment made to Blizzard - royalty fees	¥ 319,210,000		¥ 334,760,000
Prepayment for royalties, revenue sharing cost	2,635,766,000		2,371,822,000
Receivable due from Alibaba	837,148,000		1,360,279,000
Interest and other operating income receivable	676,714,000		682,328,000
Prepayments of content and marketing cost and other operational expenses	826,220,000		545,943,000
Prepayment for sales tax and deductible value added tax	483,397,000		477,103,000
Bridge loans in connection with ongoing investments	41,835,000		6,469,000
Deposits	86,621,000		62,786,000
Employee advances	67,848,000		74,325,000
Advance to suppliers	134,712,000		60,444,000
Others	126,386,000		100,284,000
Prepayments and other current assets	6,235,857,000	$ 978,541	6,076,543,000
Staff housing loans outstanding repayable within 12 months	29,200,000		37,200,000
Advances made directly or indirectly to the executive officers for their personal benefit	¥ 0		¥ 0